CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 65,655	$ 668,407	$ 1,825,858
Accounts receivable (net of allowance for doubtful accounts of -0- and -0-, respectively)	526,386	396,847	571,667
Inventories (net of reserve of $93,338 and $93,338, respectively)	984,431	304,882	616,362
Prepaid expenses and other current assets	65,878	127,704	133,472
Total Current Assets	1,642,350	1,497,840	3,147,359
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $4,979,270 and $4,659,670, respectively	4,108,774	4,284,786	4,118,274
INTANGIBLE ASSETS - net of accumulated amortization of $-0- and $-0-, respectively	682,849	642,848	597,556
OTHER ASSETS
Investment in Novel Laboratories, Inc.	3,329,322	3,329,322	3,329,322
Security deposits	14,314	14,913	28,377
Restricted cash - debt service for EDA bonds	343,051	280,585	291,420
EDA bond offering costs, net of accumulated amortization of $100,429 and $93,339, respectively	250,478	261,423	275,554
Total Other Assets	3,937,165	3,886,243	3,924,673
TOTAL ASSETS	10,371,138	10,311,717	11,787,862
LIABILITIES AND STOCKHOLDERS' DEFICIT
EDA bonds payable	3,385,000	3,385,000	3,385,000
Short term loans and current portion of long-term debt	506,760	13,316	13,105
Accounts payable and accrued expenses	1,400,690	1,066,494	935,797
Deferred revenues - current	13,333	13,333	13,333
Preferred share derivative interest payable	27,500	70,966	282,680
Customer Deposits	50,132	0	39,400
Total Current Liabilities	5,383,415	4,549,109	4,669,315
LONG TERM LIABILITIES
Deferred revenues	155,556	165,558	178,890
Other long term liabilities	90,505	87,404	75,463
Derivative liability - preferred shares	7,916,397	8,506,106	14,192,329
Derivative liability - warrants	9,181,427	11,987,222	10,543,145
Total Long Term Liabilities	17,343,885	20,746,290	24,989,827
TOTAL LIABILITIES	22,727,300	25,295,399	29,659,142
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 690,000,000 shares Issued and outstanding - 350,340,298 shares and 331,649,728 shares, respectively	350,342	331,650	180,546
Additional paid-in-capital	117,628,663	114,910,812	97,116,044
Accumulated deficit	(130,028,326)	(129,919,303)	(114,861,029)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)	(306,841)
TOTAL STOCKHOLDERS' DEFICIT	(12,356,162)	(14,983,682)	(17,871,280)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,371,138	$ 10,311,717	$ 11,787,862